UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	3.38%
Communications	10.18%
Consumer, Cyclical	9.15%
Consumer, Non-cyclical	21.56%
Diversified	0.03%
Energy	10.28%
Financial	15.25%
Industrial	11.08%
Short Term Investments	0.81%
Technology	14.54%
Utilities	3.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2012)	Ending Account Value (6/29/2012)	Expense Paid During Period* (1/01/2012- 6/29/2012)
Actual	$1,000.00	$1,090.30	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.38%
4,506	Air Products & Chemicals Inc	$	363,769
1,439	Airgas Inc		120,890
1,867	Albemarle Corp		111,348
23,226	Alcoa Inc		203,228
2,294	Allegheny Technologies Inc		73,156
1,588	Ashland Inc		110,064
1,444	Cabot Corp		58,771
1,022	Carpenter Technology Corp		48,892
1,372	CF Industries Holdings Inc		265,811
3,038	Cliffs Natural Resources Inc		149,743
2,583	Commercial Metals Co		32,649
627	Compass Minerals International Inc		47,828
940	Cytec Industries Inc		55,122
834	Domtar Corp		63,976
25,401	Dow Chemical Co		800,131
2,977	Eastman Chemical Co		149,951
6,303	Ecolab Inc		431,945
19,778	EI du Pont de Nemours & Co		1,000,173
2,978	FMC Corp		159,263
20,079	Freeport-McMoRan Copper & Gold Inc		684,092
1,769	International Flavors & Fragrances Inc		96,941
9,385	International Paper Co		271,320
1,088	Intrepid Potash Inc (a)		24,763
3,718	MeadWestvaco Corp		106,893
408	Minerals Technologies Inc		26,022
11,349	Monsanto Co		939,470
6,463	Mosaic Co		353,914
220	NewMarket Corp		47,652
10,455	Newmont Mining Corp		507,172
6,761	Nucor Corp		256,242
1,792	Olin Corp		37,435
3,197	PPG Industries Inc		339,266
6,319	Praxair Inc		687,065
1,647	Reliance Steel & Aluminum Co		83,174
1,252	Royal Gold Inc (a)		98,157
2,967	RPM International Inc		80,702
1,118	Sensient Technologies Corp		41,064
1,881	Sherwin-Williams Co		248,950
2,645	Sigma-Aldrich Corp		195,545
668	Smurfit Kappa Funding PLC (b)		36,279
4,205	Steel Dynamics Inc		49,409
1,938	Titanium Metals Corp		21,919
3,239	United States Steel Corp (c)		66,723
1,955	Valspar Corp		102,618
2,629	Vulcan Materials Co		104,398
			9,753,895

Communications — 10.17%
1,170	ADTRAN Inc		35,322
7,737	Amazon.com Inc (a)		1,766,744
1,240	AMC Networks Inc Class A (a)		44,082
1,785	AOL Inc (a)		50,123
125,089	AT&T Inc (d)		4,460,674
4,730	Cablevision Systems Corp Class A		62,862

Shares		Value

Communications — (continued)
14,018	CBS Corp Class B	$	459,510
13,351	CenturyLink Inc		527,231
2,101	Ciena Corp (a)		34,393
114,521	Cisco Systems Inc		1,966,326
57,302	Comcast Corp Class A		1,831,945
32,112	Corning Inc		415,208
5,394	Crown Castle International Corp (a)		316,412
14,317	DIRECTV Class A (a)		698,956
5,425	Discovery Communications Inc Class A (a)		292,950
24,292	eBay Inc (a)		1,020,507
1,025	Equinix Inc (a)		180,041
1,893	Expedia Inc		90,997
1,691	F5 Networks Inc (a)		168,356
967	FactSet Research Systems Inc		89,873
21,778	Frontier Communications Corp (c)		83,410
4,934	Gannett Co Inc		72,678
1,165	General Cable Corp (a)		30,220
5,396	Google Inc Class A (a)(d)		3,130,058
2,537	Harris Corp		106,173
9,697	Interpublic Group of Cos Inc		105,212
5,046	JDS Uniphase Corp (a)		55,506
979	John Wiley & Sons Inc Class A		47,961
11,437	Juniper Networks Inc (a)		186,537
1,319	Lamar Advertising Co Class A (a)		37,723
5,932	McGraw-Hill Cos Inc		266,940
808	Meredith Corp (c)		25,808
5,697	MetroPCS Communications Inc (a)		34,467
6,268	Motorola Solutions Inc		301,553
1,153	Netflix Inc (a)		78,946
1,325	NeuStar Inc Class A (a)		44,255
2,491	New York Times Co Class A (a)		19,430
45,632	News Corp Class A		1,017,137
5,726	Omnicom Group Inc		278,284
860	Plantronics Inc		28,724
3,846	Polycom Inc (a)		40,460
1,069	priceline.com Inc (a)		710,372
2,158	Rackspace Hosting Inc (a)		94,823
6,226	RF Micro Devices Inc (a)		26,460
436	Scholastic Corp		12,278
2,022	Scripps Networks Interactive Inc Class A		114,971
66,083	Sprint Nextel Corp (a)		215,431
15,270	Symantec Corp (a)		223,095
1,813	Telephone & Data Systems Inc		38,599
8,863	Tellabs Inc		29,514
3,693	TIBCO Software Inc (a)		110,495
6,636	Time Warner Cable Inc		544,816
20,540	Time Warner Inc		790,790
2,154	TripAdvisor Inc (a)		96,262
3,199	tw telecom inc (a)		82,086
1,747	ValueClick Inc (a)		28,633
3,351	VeriSign Inc (a)		146,003
60,300	Verizon Communications Inc (d)		2,679,732
11,413	Viacom Inc Class B		536,639
38,084	Walt Disney Co		1,847,074
107	Washington Post Co Class B (c)		39,999
12,731	Windstream Corp (c)		122,981

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Communications — (continued)
25,574	Yahoo! Inc (a)	$	404,836
			29,399,883

Consumer, Cyclical — 9.14%
1,850	Abercrombie & Fitch Co Class A		63,159
1,528	Advance Auto Parts Inc		104,240
1,728	Aeropostale Inc (a)		30,810
1,448	Alaska Air Group Inc (a)		51,983
4,240	American Eagle Outfitters Inc		83,655
1,031	ANN Inc (a)		26,280
2,339	Arrow Electronics Inc (a)		76,743
3,082	Ascena Retail Group Inc (a)		57,387
752	AutoNation Inc (a)(c)		26,531
594	AutoZone Inc (a)		218,099
922	Bally Technologies Inc (a)		43,021
1,035	Barnes & Noble Inc (a)(c)		17,036
5,130	Bed Bath & Beyond Inc (a)		317,034
5,847	Best Buy Co Inc		122,553
1,348	Big Lots Inc (a)		54,985
617	Bob Evans Farms Inc		24,803
2,376	BorgWarner Inc (a)		155,842
1,678	Brinker International Inc		53,478
4,997	CarMax Inc (a)		129,622
9,663	Carnival Corp		331,151
1,077	Carter’s Inc (a)		56,650
1,081	Cheesecake Factory Inc (a)		34,549
3,196	Chico’s FAS Inc		47,429
677	Chipotle Mexican Grill Inc (a)		257,226
2,198	Cinemark Holdings Inc		50,224
2,465	Cintas Corp		95,174
6,071	Coach Inc		355,032
1,368	Collective Brands Inc (a)		29,303
2,186	Copart Inc (a)		51,786
9,313	Costco Wholesale Corp		884,735
27,647	CVS Caremark Corp		1,291,944
2,650	Darden Restaurants Inc		134,170
841	Deckers Outdoor Corp (a)(c)		37,012
2,098	Dick’s Sporting Goods Inc		100,704
5,072	Dollar Tree Inc (a)		272,874
5,974	DR Horton Inc		109,802
1,653	Dreamworks Animation SKG Inc Class A (a)(c)		31,506
2,562	Family Dollar Stores Inc		170,322
6,330	Fastenal Co		255,162
3,049	Foot Locker Inc		93,238
80,577	Ford Motor Co		772,733
1,129	Fossil Inc (a)		86,414
3,027	GameStop Corp Class A (c)		55,576
7,188	Gap Inc		196,664
3,251	Genuine Parts Co		195,873
5,235	Goodyear Tire & Rubber Co (a)		61,825
1,528	Guess? Inc		46,405
2,091	Hanesbrands Inc (a)		57,983
4,948	Harley-Davidson Inc		226,272
1,588	Harman International Industries Inc		62,885
2,420	Hasbro Inc		81,965
1,216	Herman Miller Inc		22,520
1,006	HNI Corp		25,905

Shares		Value

Consumer, Cyclical — (continued)
32,757	Home Depot Inc	$	1,735,793
868	HSN Inc		35,024
3,155	Ingram Micro Inc Class A (a)		55,118
6,678	International Game Technology		105,179
425	International Speedway Corp Class A		11,127
3,180	JC Penney Co Inc (c)		74,126
4,495	JetBlue Airways Corp (a)		23,824
14,582	Johnson Controls Inc		404,067
1,482	KB Home (c)		14,524
5,311	Kohl’s Corp		241,597
3,553	Lennar Corp Class A (c)		109,823
994	Life Time Fitness Inc (a)		46,231
3,241	LKQ Corp (a)		108,249
25,130	Lowe’s Cos Inc		714,697
5,312	Ltd Brands Inc		225,919
8,717	Macy’s Inc		299,429
5,704	Marriott International Inc Class A		223,597
7,215	Mattel Inc		234,055
21,654	McDonald’s Corp		1,917,029
726	MDC Holdings Inc		23,718
1,281	Mohawk Industries Inc (a)		89,452
1,013	MSC Industrial Direct Co Inc Class A		66,402
5,852	Newell Rubbermaid Inc		106,155
7,781	NIKE Inc Class B		683,016
3,501	Nordstrom Inc		173,965
114	NVR Inc (a)		96,900
2,670	O’Reilly Automotive Inc (a)		223,666
6,803	Office Depot Inc (a)		14,694
2,034	Oshkosh Corp (a)		42,612
1,474	Owens & Minor Inc		45,149
7,661	PACCAR Inc		300,235
650	Panera Bread Co Class A (a)		90,636
2,388	PetSmart Inc		162,814
1,455	Polaris Industries Inc		104,003
6,642	PulteGroup Inc (a)		71,069
1,494	PVH Corp		116,218
1,967	RadioShack Corp (c)		7,553
1,396	Ralph Lauren Corp		195,524
1,230	Regis Corp		22,091
4,800	Ross Stores Inc		299,856
3,307	Saks Inc (a)(c)		35,220
979	Scientific Games Corp Class A (a)		8,370
798	Sears Holdings Corp (a)(c)		47,641
1,885	Signet Jewelers Ltd		82,959
17,181	Southwest Airlines Co		158,409
14,894	Staples Inc		194,367
16,129	Starbucks Corp		859,998
4,113	Starwood Hotels & Resorts Worldwide Inc		218,154
14,231	Target Corp		828,102
1,359	Tempur-Pedic International Inc (a)		31,787
995	Thor Industries Inc		27,273
2,725	Tiffany & Co		144,289
16,190	TJX Cos Inc		695,037
3,279	Toll Brothers Inc (a)		97,485
1,510	Tractor Supply Co		125,421
745	Under Armour Inc Class A (a)		70,388
2,296	Urban Outfitters Inc (a)		63,347

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
1,861	VF Corp	$	248,350
37,135	Wal-Mart Stores Inc (d)		2,589,052
18,481	Walgreen Co		546,668
823	Warnaco Group Inc (a)		35,043
524	Watsco Inc		38,671
6,654	Wendy’s Co		31,407
1,609	Whirlpool Corp		98,406
2,155	Williams-Sonoma Inc		75,360
921	WMS Industries Inc (a)		18,374
1,540	World Fuel Services Corp		58,566
1,295	WW Grainger Inc		247,656
3,225	Wyndham Worldwide Corp		170,086
1,689	Wynn Resorts Ltd		175,183
9,887	Yum! Brands Inc		636,921
			26,413,400

Consumer, Non-cyclical — 21.55%
1,553	Aaron’s Inc		43,965
33,427	Abbott Laboratories		2,155,039
7,365	Aetna Inc		285,541
3,959	Alexion Pharmaceuticals Inc (a)		393,129
6,546	Allergan Inc		605,963
1,078	Alliance Data Systems Corp (a)		145,530
43,444	Altria Group Inc		1,500,990
930	AMERIGROUP Corp (a)		61,296
5,494	AmerisourceBergen Corp		216,189
16,798	Amgen Inc		1,226,926
2,437	Apollo Group Inc Class A (a)		88,195
13,962	Archer-Daniels-Midland Co		412,158
10,371	Automatic Data Processing Inc		577,146
2,384	Avery Dennison Corp		65,179
9,371	Avon Products Inc		151,904
11,858	Baxter International Inc		630,253
3,416	Beam Inc		213,466
4,546	Becton Dickinson & Co		339,814
464	Bio-Rad Laboratories Inc Class A (a)		46,405
5,052	Biogen Idec Inc (a)		729,408
31,457	Boston Scientific Corp (a)		178,361
1,135	Brink’s Co		26,309
35,832	Bristol-Myers Squibb Co		1,288,160
2,153	Brown-Forman Corp Class B		208,518
3,983	Campbell Soup Co (c)		132,953
7,416	Cardinal Health Inc		311,472
4,867	CareFusion Corp (a)		124,985
1,130	Catalyst Health Solutions Inc (a)		105,587
9,287	Celgene Corp (a)		595,854
1,077	Charles River Laboratories International Inc (a)		35,283
3,058	Church & Dwight Co Inc		169,627
6,009	Cigna Corp		264,396
2,702	Clorox Co		195,787
48,158	Coca-Cola Co (d)		3,765,474
6,250	Coca-Cola Enterprises Inc		175,250
10,172	Colgate-Palmolive Co		1,058,905
1,648	Community Health Systems Inc (a)		46,193
8,618	ConAgra Foods Inc		223,465
3,786	Constellation Brands Inc Class A (a)		102,449

Shares		Value

Consumer, Non-cyclical — (continued)
2,782	Convergys Corp	$	41,090
1,073	Cooper Cos Inc		85,583
1,919	CoreLogic Inc (a)		35,137
732	Corporate Executive Board Co		29,924
2,252	Corrections Corp of America		66,321
1,338	Covance Inc (a)		64,023
3,023	Coventry Health Care Inc		96,101
10,348	Covidien PLC		553,618
1,746	CR Bard Inc		187,590
1,946	DaVita Inc (a)		191,117
3,943	Dean Foods Co (a)		67,149
1,092	Deluxe Corp		27,235
3,035	DENTSPLY International Inc		114,753
1,364	DeVry Inc		42,243
4,546	Dr Pepper Snapple Group Inc		198,888
2,398	Edwards Lifesciences Corp (a)		247,713
21,647	Eli Lilly & Co		928,873
2,503	Endo Health Solutions Inc (a)		77,543
2,654	Equifax Inc		123,676
4,854	Estee Lauder Cos Inc Class A		262,699
16,947	Express Scripts Holding Co (a)		946,151
2,451	Flowers Foods Inc		56,937
5,529	Forest Laboratories Inc (a)		193,460
875	FTI Consulting Inc (a)		25,156
1,869	Gartner Inc (a)		80,460
899	Gen-Probe Inc (a)		73,898
13,620	General Mills Inc		524,915
16,048	Gilead Sciences Inc (a)		822,941
1,750	Global Payments Inc		75,653
2,830	Green Mountain Coffee Roasters Inc (a)(c)		61,637
6,133	H&R Block Inc		98,005
906	Harris Teeter Supermarkets Inc		37,137
5,893	Health Management Associates Inc Class A (a)		46,260
1,714	Health Net Inc (a)		41,599
1,909	Henry Schein Inc (a)		149,837
3,312	Hershey Co		238,563
1,139	Hill-Rom Holdings Inc		35,138
2,533	Hillshire Brands Co (a)		73,432
6,851	HJ Heinz Co		372,557
1,841	HMS Holdings Corp (a)		61,324
5,847	Hologic Inc (a)		105,480
2,986	Hormel Foods Corp		90,834
3,511	Hospira Inc (a)		122,815
3,442	Humana Inc		266,549
1,177	IDEXX Laboratories Inc (a)		113,145
1,529	Ingredion Inc		75,716
835	Intuitive Surgical Inc (a)		462,415
3,705	Iron Mountain Inc		122,117
328	ITT Educational Services Inc (a)(c)		19,926
2,359	JM Smucker Co		178,152
58,414	Johnson & Johnson (d)		3,946,450
5,288	Kellogg Co		260,857
8,467	Kimberly-Clark Corp		709,281
1,254	Korn/Ferry International (a)		17,995
37,559	Kraft Foods Inc Class A		1,450,529
12,055	Kroger Co		279,555
2,021	Laboratory Corp of America Holdings (a)		187,165

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
405	Lancaster Colony Corp	$	28,840
1,577	Lender Processing Services Inc		39,867
3,780	Life Technologies Corp (a)		170,062
1,102	LifePoint Hospitals Inc (a)		45,160
1,800	Lincare Holdings Inc		61,236
2,779	Lorillard Inc		366,689
1,805	Manpower Inc		66,153
1,355	Masimo Corp (a)		30,325
2,254	Mastercard Inc Class A		969,468
652	Matthews International Corp Class A		21,183
2,904	McCormick & Co Inc		176,128
5,028	McKesson Corp		471,375
4,390	Mead Johnson Nutrition Co Class A		353,439
1,273	Medicis Pharmaceutical Corp Class A		43,473
1,048	MEDNAX Inc (a)		71,830
22,054	Medtronic Inc		854,151
64,737	Merck & Co Inc (d)		2,702,770
3,475	Molson Coors Brewing Co Class B		144,595
3,219	Monster Beverage Corp (a)		229,193
3,135	Monster Worldwide Inc (a)		26,648
4,137	Moody’s Corp		151,207
9,106	Mylan Inc (a)		194,595
2,415	Omnicare Inc		75,420
1,794	Patterson Cos Inc		61,839
7,000	Paychex Inc		219,870
33,394	PepsiCo Inc		2,359,620
2,039	Perrigo Co		240,459
160,408	Pfizer Inc (d)		3,689,384
36,634	Philip Morris International Inc (d)		3,196,683
581	Post Holdings Inc (a)		17,866
58,610	Procter & Gamble Co (d)		3,589,863
4,649	Quanta Services Inc (a)		111,901
3,466	Quest Diagnostics Inc		207,613
1,163	Ralcorp Holdings Inc (a)		77,619
1,643	Regeneron Pharmaceuticals Inc (a)		187,663
1,253	Rent-A-Center Inc		42,276
2,917	ResMed Inc (a)		91,010
7,270	Reynolds American Inc		326,205
2,850	Robert Half International Inc		81,425
1,332	Rollins Inc		29,797
4,011	RR Donnelley & Sons Co (c)		47,209
5,862	Safeway Inc (c)		106,395
5,991	SAIC Inc		72,611
872	Scotts Miracle-Gro Co Class A (c)		35,857
3,214	SEI Investments Co		63,926
4,207	Service Corp International		52,041
3,150	Smithfield Foods Inc (a)		68,135
1,487	Sotheby’s		49,606
6,809	St Jude Medical Inc		271,747
1,039	STERIS Corp		32,593
264	Strayer Education Inc		28,781
6,819	Stryker Corp		375,727
5,007	SUPERVALU Inc (c)		25,936
12,301	Sysco Corp		366,693
833	Techne Corp		61,809

Shares		Value

Consumer, Non-cyclical — (continued)
861	Teleflex Inc	$	52,444
7,626	Tenet Healthcare Corp (a)		39,960
1,335	Thoratec Corp (a)		44,829
505	Tootsie Roll Industries Inc		12,049
3,579	Total System Services Inc		85,645
1,052	Towers Watson & Co Class A		63,015
1,191	Tupperware Brands Corp		65,219
6,463	Tyson Foods Inc Class A		121,698
1,301	United Rentals Inc (a)		44,286
1,198	United Therapeutics Corp (a)		59,157
22,184	UnitedHealth Group Inc		1,297,764
528	Universal Corp		24,462
2,179	Universal Health Services Inc Class B		94,046
1,080	Valassis Communications Inc (a)(c)		23,490
2,383	Varian Medical Systems Inc (a)		144,815
1,738	VCA Antech Inc (a)		38,201
4,481	Vertex Pharmaceuticals Inc (a)		250,578
2,794	Watson Pharmaceuticals Inc (a)		206,728
943	WellCare Health Plans Inc (a)		49,979
7,067	WellPoint Inc		450,804
13,186	Western Union Co		222,052
3,469	Whole Foods Market Inc		330,665
837	Wright Express Corp (a)		51,660
3,816	Zimmer Holdings Inc		245,598

			62,265,951

Diversified — 0.03%
4,194	Leucadia National Corp		89,206

Energy — 10.27%
4,326	Alpha Natural Resources Inc (a)		37,679
10,560	Anadarko Petroleum Corp		699,072
8,143	Apache Corp		715,688
4,737	Arch Coal Inc (c)		32,638
1,180	Atwood Oceanics Inc (a)		44,651
9,223	Baker Hughes Inc		379,065
1,045	Bill Barrett Corp (a)		22,384
4,456	Cabot Oil & Gas Corp		175,566
5,339	Cameron International Corp (a)		228,029
434	CARBO Ceramics Inc (c)		33,301
14,244	Chesapeake Energy Corp (c)		264,938
42,077	Chevron Corp (d)		4,439,124
1,872	Cimarex Energy Co		103,185
27,184	ConocoPhillips		1,519,042
4,854	CONSOL Energy Inc		146,785
8,414	Denbury Resources Inc (a)		127,136
8,669	Devon Energy Corp		502,715
1,557	Diamond Offshore Drilling Inc (c)		92,065
1,566	Dresser-Rand Group Inc (a)		69,750
705	Dril-Quip Inc (a)		46,241
1,581	Energen Corp		71,351
5,772	EOG Resources Inc		520,115
3,267	EQT Corp		175,209
99,760	Exxon Mobil Corp (d)		8,536,463
4,999	FMC Technologies Inc (a)		196,111
2,618	Forest Oil Corp (a)		19,190
19,760	Halliburton Co		560,986

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Energy — (continued)
2,385	Helix Energy Solutions Group Inc (a)	$	39,138
2,318	Helmerich & Payne Inc		100,787
6,380	Hess Corp		277,211
4,405	HollyFrontier Corp		156,069
10,755	Kinder Morgan Inc		346,526
15,088	Marathon Oil Corp		385,800
7,298	Marathon Petroleum Corp		327,826
4,051	Murphy Oil Corp		203,725
6,096	Nabors Industries Ltd (a)		87,782
8,979	National Oilwell Varco Inc		578,607
2,873	Newfield Exploration Co (a)		84,208
5,479	Noble Corp		178,232
3,756	Noble Energy Inc		318,584
1,208	Northern Oil & Gas Inc (a)		19,256
17,231	Occidental Petroleum Corp		1,477,903
2,376	Oceaneering International Inc		113,715
1,162	Oil States International Inc (a)		76,924
4,420	ONEOK Inc		187,010
3,538	Patterson-UTI Energy Inc		51,513
5,975	Peabody Energy Corp		146,507
13,496	Phillips 66 (a)		448,607
2,666	Pioneer Natural Resources Co		235,168
2,701	Plains Exploration & Production Co (a)		95,021
3,856	QEP Resources Inc		115,564
2,615	Quicksilver Resources Inc (a)(c)		14,173
3,327	Range Resources Corp		205,842
2,736	Rowan Cos PLC Class A (a)		88,455
28,356	Schlumberger Ltd		1,840,588
1,368	SM Energy Co		67,182
7,481	Southwestern Energy Co (a)		238,868
13,932	Spectra Energy Corp		404,864
2,269	Sunoco Inc		107,778
3,386	Superior Energy Services Inc (a)		68,499
2,707	Tesoro Corp (a)		67,567
871	Unit Corp (a)		32,131
11,968	Valero Energy Corp		289,027
12,682	Williams Cos Inc		365,495
4,227	WPX Energy Inc (a)		68,393
			29,669,024

Financial — 15.24%
7,200	Ace Ltd		533,736
1,164	Affiliated Managers Group Inc (a)		127,400
10,002	Aflac Inc		425,985
924	Alexander & Baldwin Inc (a)		49,203
1,372	Alexandria Real Estate Equities Inc REIT		99,772
318	Alleghany Corp (a)		108,041
10,805	Allstate Corp		379,147
1,532	American Campus Communities Inc REIT		68,909
21,547	American Express Co		1,254,251
1,592	American Financial Group Inc		62,454
13,616	American International Group Inc (a)		436,937
8,320	American Tower Corp REIT		581,651
4,827	Ameriprise Financial Inc		252,259

Shares		Value

Financial — (continued)
7,032	Aon PLC	$	328,957
2,603	Apartment Investment & Management Co REIT Class A		70,359
4,741	Apollo Investment Corp		36,411
2,507	Arthur J Gallagher & Co		87,921
1,526	Aspen Insurance Holdings Ltd		44,101
3,642	Associated Banc-Corp		48,038
1,979	Assurant Inc		68,948
1,723	Astoria Financial Corp		16,885
2,069	AvalonBay Communities Inc REIT		292,722
1,535	BancorpSouth Inc		22,288
228,112	Bank of America Corp		1,865,956
1,030	Bank of Hawaii Corp		47,329
25,482	Bank of New York Mellon Corp		559,330
15,014	BB&T Corp		463,182
37,403	Berkshire Hathaway Inc Class B (a)(d)		3,116,792
3,335	BioMed Realty Trust Inc REIT		62,298
2,722	BlackRock Inc Class A		462,250
3,119	Boston Properties Inc REIT		338,006
1,631	BRE Properties Inc REIT		81,583
2,491	Brown & Brown Inc		67,930
1,703	Camden Property Trust REIT		115,242
11,882	Capital One Financial Corp		649,470
1,805	Cathay General Bancorp		29,801
1,967	CBOE Holdings Inc		54,447
7,146	CBRE Group Inc Class A (a)		116,909
23,072	Charles Schwab Corp		298,321
5,715	Chubb Corp		416,166
3,534	Cincinnati Financial Corp		134,539
62,261	Citigroup Inc		1,706,574
1,075	City National Corp		52,224
1,421	CME Group Inc		380,984
4,074	Comerica Inc		125,113
1,732	Commerce Bancshares Inc		65,643
1,425	Corporate Office Properties Trust REIT		33,502
1,270	Cullen/Frost Bankers Inc		73,012
11,162	Discover Financial Services		385,982
5,754	Duke Realty Corp REIT		84,239
5,586	E*TRADE Financial Corp (a)		44,911
3,140	East West Bancorp Inc		73,664
2,556	Eaton Vance Corp		68,884
1,040	Equity One Inc REIT		22,048
6,348	Equity Residential REIT		395,861
697	Essex Property Trust Inc REIT		107,282
1,172	Everest Re Group Ltd		121,290
1,357	Federal Realty Investment Trust REIT		141,250
2,023	Federated Investors Inc Class B (c)		44,203
4,944	Fidelity National Financial Inc Class A		95,221
19,735	Fifth Third Bancorp		264,449
2,092	First American Financial Corp		35,480
5,533	First Horizon National Corp		47,860
6,779	First Niagara Financial Group Inc		51,859
2,314	FirstMerit Corp		38,227
3,001	Franklin Resources Inc		333,081
4,133	Fulton Financial Corp		41,289
10,813	Genworth Financial Inc Class A (a)		61,202

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
10,506	Goldman Sachs Group Inc	$	1,007,105
535	Greenhill & Co Inc		19,073
1,879	Hancock Holding Co		57,197
1,082	Hanover Insurance Group Inc		42,339
9,526	Hartford Financial Services Group Inc		167,943
2,034	HCC Insurance Holdings Inc		63,868
8,766	HCP Inc REIT		387,019
4,545	Health Care REIT Inc		264,974
1,547	Highwoods Properties Inc REIT		52,057
1,036	Home Properties Inc REIT		63,569
2,801	Hospitality Properties Trust REIT		69,381
15,346	Host Hotels & Resorts Inc REIT		242,774
11,293	Hudson City Bancorp Inc		71,936
18,778	Huntington Bancshares Inc		120,179
1,546	IntercontinentalExchange Inc (a)		210,225
996	International Bancshares Corp		19,442
9,640	Invesco Ltd		217,864
4,576	Janus Capital Group Inc		35,784
3,033	Jefferies Group Inc		39,399
962	Jones Lang LaSalle Inc		67,696
81,225	JPMorgan Chase & Co (d)		2,902,169
1,080	Kemper Corp		33,210
20,416	KeyCorp		158,020
8,659	Kimco Realty Corp REIT		164,781
2,748	Legg Mason Inc		72,465
2,421	Liberty Property Trust REIT		89,190
6,028	Lincoln National Corp		131,832
6,509	Loews Corp		266,283
2,740	M&T Bank Corp		226,242
2,740	Macerich Co REIT		161,797
1,796	Mack-Cali Realty Corp REIT		52,210
11,661	Marsh & McLennan Cos Inc		375,834
805	Mercury General Corp		33,544
22,466	MetLife Inc		693,076
32,204	Morgan Stanley		469,856
2,821	NASDAQ OMX Group Inc		63,952
2,197	National Retail Properties Inc REIT		62,153
9,555	New York Community Bancorp Inc		119,724
5,262	Northern Trust Corp		242,157
5,685	NYSE Euronext		145,422
5,538	Old Republic International Corp		45,910
2,311	Omega Healthcare Investors Inc REIT		51,998
8,045	People’s United Financial Inc		93,402
3,532	Plum Creek Timber Co Inc REIT		140,220
11,173	PNC Financial Services Group Inc		682,782
902	Potlatch Corp REIT		28,810
6,473	Principal Financial Group Inc		169,787
13,165	Progressive Corp		274,227
9,797	Prologis Inc REIT		325,554
1,016	Prosperity Bancshares Inc		42,703
1,682	Protective Life Corp		49,468
9,940	Prudential Financial Inc		481,394
3,056	Public Storage REIT		441,317
2,246	Raymond James Financial Inc		76,903
2,683	Rayonier Inc REIT		120,467
2,683	Realty Income Corp REIT		112,069
1,885	Regency Centers Corp REIT		89,669

Shares		Value

Financial — (continued)
26,643	Regions Financial Corp	$	179,840
1,599	Reinsurance Group of America Inc		85,083
3,133	Senior Housing Properties Trust REIT		69,929
1,000	Signature Bank (a)		60,970
6,496	Simon Property Group Inc REIT		1,011,167
1,771	SL Green Realty Corp REIT		142,105
10,971	SLM Corp		172,354
1,048	StanCorp Financial Group Inc		38,944
10,298	State Street Corp		459,703
11,517	SunTrust Banks Inc		279,057
925	SVB Financial Group (a)		54,316
18,817	Synovus Financial Corp		37,258
5,329	T Rowe Price Group Inc		335,514
1,289	Taubman Centers Inc REIT		99,459
3,161	TCF Financial Corp		36,288
2,138	Torchmark Corp		108,076
8,305	Travelers Cos Inc		530,191
1,368	Trustmark Corp		33,489
4,810	UDR Inc REIT		124,290
6,182	Unum Group		118,262
40,574	US Bancorp		1,304,860
3,985	Valley National Bancorp (c)		42,241
6,156	Ventas Inc REIT		388,567
10,562	Visa Inc Class A		1,305,780
3,942	Vornado Realty Trust REIT		331,049
1,944	Waddell & Reed Financial Inc Class A		58,864
2,469	Washington Federal Inc		41,701
1,304	Webster Financial Corp		28,245
2,740	Weingarten Realty Investors REIT		72,172
113,178	Wells Fargo & Co (d)		3,784,672
666	Westamerica Bancorporation		31,429
11,729	Weyerhaeuser Co REIT		262,260
2,374	WR Berkley Corp		92,396
7,007	XL Group PLC		147,427
3,932	Zions Bancorporation		76,359

			44,025,998

Industrial — 11.08%
14,747	3M Co		1,321,331
911	Acuity Brands Inc		46,379
2,232	AECOM Technology Corp (a)		36,716
1,963	AGCO Corp (a)		89,768
7,458	Agilent Technologies Inc		292,652
750	Alliant Techsystems Inc		37,927
3,513	AMETEK Inc		175,334
3,403	Amphenol Corp Class A		186,893
1,433	Aptargroup Inc		73,155
3,227	Avnet Inc (a)		99,585
3,471	Ball Corp		142,485
2,162	BE Aerospace Inc (a)		94,393
2,297	Bemis Co Inc		71,988
15,830	Boeing Co		1,176,169
1,340	Carlisle Cos Inc		71,047
13,752	Caterpillar Inc		1,167,682
3,551	CH Robinson Worldwide Inc		207,840
1,088	CLARCOR Inc		52,398

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
970	Clean Harbors Inc (a)	$	54,727
1,299	Con-way Inc		46,907
3,361	Cooper Industries PLC Class A		229,153
965	Crane Co		35,107
22,503	CSX Corp		503,167
4,049	Cummins Inc		392,389
12,291	Danaher Corp		640,115
8,508	Deere & Co		688,042
3,188	Donaldson Co Inc		106,384
3,989	Dover Corp		213,850
7,147	Eaton Corp		283,236
15,557	Emerson Electric Co		724,645
1,455	Energizer Holdings Inc (a)		109,489
682	Esterline Technologies Corp (a)		42,523
4,092	Exelis Inc		40,347
4,667	Expeditors International of Washington Inc		180,846
6,650	FedEx Corp		609,206
3,429	FLIR Systems Inc		66,865
1,205	Flowserve Corp		138,274
3,611	Fluor Corp		178,167
3,416	Fortune Brands Home & Security Inc (a)		76,074
987	Gardner Denver Inc		52,222
1,061	GATX Corp		40,848
7,639	General Dynamics Corp		503,868
225,202	General Electric Co (d)		4,693,210
3,188	Gentex Corp		66,534
2,691	Goodrich Corp		341,488
1,230	Graco Inc		56,678
518	Granite Construction Inc		13,525
680	Greif Inc Class A		27,880
1,789	Harsco Corp		36,460
16,446	Honeywell International Inc		918,345
1,287	Hubbell Inc Class B		100,309
1,122	Huntington Ingalls Industries Inc (a)		45,149
1,866	IDEX Corp		72,737
10,368	Illinois Tool Works Inc		548,363
6,450	Ingersoll-Rand PLC Class A		272,061
894	Itron Inc (a)		36,869
2,046	ITT Corp		36,010
3,826	Jabil Circuit Inc		77,783
2,793	Jacobs Engineering Group Inc (a)		105,743
1,881	JB Hunt Transport Services Inc		112,108
2,284	Joy Global Inc		129,571
2,382	Kansas City Southern		165,692
2,997	KBR Inc		74,056
1,649	Kennametal Inc		54,664
1,183	Kirby Corp (a)		55,696
2,111	L-3 Communications Holdings Inc		156,235
1,076	Landstar System Inc		55,651
3,040	Leggett & Platt Inc		64,235
939	Lennox International Inc		43,786
1,884	Lincoln Electric Holdings Inc		82,500
5,689	Lockheed Martin Corp		495,398
2,560	Louisiana-Pacific Corp (a)		27,853
996	Martin Marietta Materials Inc (c)		78,505
7,881	Masco Corp		109,309
692	Mettler-Toledo International Inc (a)		107,848
606	Mine Safety Appliances Co		24,385

Shares		Value

Industrial — (continued)
2,851	Molex Inc (c)	$	68,253
1,947	National Instruments Corp		52,296
1,236	Nordson Corp		63,394
6,973	Norfolk Southern Corp		500,452
5,468	Northrop Grumman Corp		348,804
3,420	Owens-Illinois Inc (a)		65,561
1,853	Packaging Corp of America		52,329
2,469	Pall Corp		135,326
3,225	Parker Hannifin Corp		247,938
2,154	Pentair Inc		82,455
2,389	PerkinElmer Inc		61,636
3,110	Precision Castparts Corp		511,564
7,159	Raytheon Co		405,128
817	Regal-Beloit Corp		50,866
6,693	Republic Services Inc		177,097
1,531	Rock-Tenn Co Class A		83,516
3,025	Rockwell Automation Inc		199,831
3,086	Rockwell Collins Inc		152,294
2,051	Roper Industries Inc		202,188
1,146	Ryder System Inc		41,267
4,148	Sealed Air Corp		64,045
1,521	Shaw Group Inc (a)		41,538
1,048	Silgan Holdings Inc		44,739
1,303	Snap-on Inc		81,112
2,123	Sonoco Products Co		64,008
1,149	SPX Corp		75,053
3,661	Stanley Black & Decker Inc		235,622
1,838	Stericycle Inc (a)		168,489
9,100	TE Connectivity Ltd		290,381
886	Tech Data Corp (a)		42,679
2,452	Terex Corp (a)		43,719
6,111	Textron Inc		151,981
7,715	Thermo Fisher Scientific Inc		400,486
1,166	Tidewater Inc		54,056
1,852	Timken Co		84,803
2,596	Trimble Navigation Ltd (a)		119,442
1,858	Trinity Industries Inc		46,413
850	Triumph Group Inc		47,829
9,900	Tyco International Ltd		523,215
10,188	Union Pacific Corp		1,215,530
20,368	United Parcel Service Inc Class B		1,604,184
19,335	United Technologies Corp		1,460,373
1,760	URS Corp		61,389
2,327	UTi Worldwide Inc		33,997
500	Valmont Industries Inc		60,485
3,146	Vishay Intertechnology Inc (a)		29,667
1,062	Wabtec Corp		82,847
2,490	Waste Connections Inc		74,501
9,843	Waste Management Inc		328,756
1,900	Waters Corp (a)		150,993
869	Werner Enterprises Inc		20,760
1,311	Woodward Inc		51,706
1,192	Worthington Industries Inc		24,400
4,092	Xylem Inc		102,996
957	Zebra Technologies Corp Class A (a)		32,883

			32,004,101

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Technology — 14.53%
13,720	Accenture PLC Class A	$	824,435
687	ACI Worldwide Inc (a)		30,372
1,919	Acxiom Corp (a)		28,996
10,617	Adobe Systems Inc (a)		343,672
12,961	Advanced Micro Devices Inc (a)		74,267
467	Advent Software Inc (a)		12,660
3,790	Akamai Technologies Inc (a)		120,333
3,939	Allscripts Healthcare Solutions Inc (a)		43,053
6,843	Altera Corp		231,567
6,231	Analog Devices Inc		234,722
1,991	ANSYS Inc (a)		125,652
19,932	Apple Inc (a)(d)		11,640,288
27,132	Applied Materials Inc		310,933
9,966	Atmel Corp (a)		66,772
4,811	Autodesk Inc (a)		168,337
3,592	BMC Software Inc (a)		153,307
10,507	Broadcom Corp Class A		355,137
2,613	Broadridge Financial Solutions Inc ADR		55,579
7,871	CA Inc		213,225
6,188	Cadence Design Systems Inc (a)		68,006
3,148	Cerner Corp (a)		260,214
3,984	Citrix Systems Inc (a)		334,417
6,403	Cognizant Technology Solutions Corp Class A (a)		384,180
3,494	Computer Sciences Corp		86,721
5,039	Compuware Corp (a)		46,812
967	Concur Technologies Inc (a)		65,853
2,363	Cree Inc (a)(c)		60,658
3,156	Cypress Semiconductor Corp		41,722
32,759	Dell Inc (a)		410,143
1,434	Diebold Inc		52,929
949	Dun & Bradstreet Corp		67,540
6,717	Electronic Arts Inc (a)		82,955
43,584	EMC Corp (a)		1,117,058
837	Fair Isaac Corp		35,388
2,769	Fairchild Semiconductor International Inc (a)		39,043
5,138	Fidelity National Information Services Inc		175,103
1,291	First Solar Inc (a)(c)		19,442
2,995	Fiserv Inc (a)		216,299
41,928	Hewlett-Packard Co		843,172
2,351	Informatica Corp (a)		99,588
3,443	Integrated Device Technology Inc (a)		19,350
106,283	Intel Corp (d)		2,832,442
24,663	International Business Machines Corp (d)		4,823,590
1,644	International Rectifier Corp (a)		32,864
2,877	Intersil Corp Class A		30,640
6,360	Intuit Inc		377,466
1,988	Jack Henry & Associates Inc		68,626
3,633	KLA-Tencor Corp		178,925
4,241	Lam Research Corp (a)		160,055
1,466	Lexmark International Inc Class A		38,966
4,963	Linear Technology Corp		155,491
11,975	LSI Corp (a)		76,281

Shares		Value

Technology — (continued)
589	Mantech International Corp Class A	$	13,824
5,160	MEMC Electronic Materials Inc (a)		11,197
1,774	Mentor Graphics Corp (a)		26,610
4,181	Microchip Technology Inc (c)		138,307
20,946	Micron Technology Inc (a)		132,169
1,699	MICROS Systems Inc (a)		86,989
158,957	Microsoft Corp (d)		4,862,495
2,443	MSCI Inc Class A (a)		83,111
3,551	NCR Corp (a)		80,714
7,666	NetApp Inc (a)		243,932
12,945	NVIDIA Corp (a)		178,900
83,366	Oracle Corp		2,475,970
2,505	Parametric Technology Corp (a)		52,505
3,923	Pitney Bowes Inc (c)		58,727
2,003	QLogic Corp (a)		27,421
36,476	QUALCOMM Inc (d)		2,030,984
1,382	Quest Software Inc (a)		38,489
4,188	Red Hat Inc (a)		236,538
3,472	Riverbed Technology Inc (a)		56,073
2,080	Rovi Corp (a)		40,810
2,921	Salesforce.com Inc (a)		403,857
5,207	SanDisk Corp (a)		189,951
8,066	Seagate Technology PLC		199,472
1,356	Semtech Corp (a)		32,978
833	Silicon Laboratories Inc (a)		31,571
4,010	Skyworks Solutions Inc (a)		109,754
1,363	Solera Holdings Inc		56,960
3,025	Synopsys Inc (a)		89,026
3,606	Teradata Corp (a)		259,668
4,091	Teradyne Inc (a)		57,519
24,551	Texas Instruments Inc		704,368
2,278	VeriFone Systems Inc (a)		75,379
5,076	Western Digital Corp (a)		154,716
28,827	Xerox Corp		226,868
5,731	Xilinx Inc		192,390

			41,995,488

Utilities — 3.73%
14,014	AES Corp (a)		179,800
2,446	AGL Resources Inc		94,782
2,437	Alliant Energy Corp		111,054
5,333	Ameren Corp		178,869
10,185	American Electric Power Co Inc		406,381
3,075	Aqua America Inc		76,752
1,742	Atmos Energy Corp		61,092
873	Black Hills Corp		28,084
9,313	CenterPoint Energy Inc		192,500
1,375	Cleco Corp		57,516
5,445	CMS Energy Corp		127,957
6,166	Consolidated Edison Inc		383,464
12,061	Dominion Resources Inc		651,294
3,623	DTE Energy Co		214,953
28,253	Duke Energy Corp		651,514
7,002	Edison International		323,492
3,696	Entergy Corp		250,921
18,019	Exelon Corp		677,875
9,018	FirstEnergy Corp		443,595
3,082	Great Plains Energy Inc		65,986

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Utilities — (continued)
1,975	Hawaiian Electric Industries Inc	$	56,327
1,100	IDACORP Inc		46,288
1,681	Integrys Energy Group Inc		95,599
4,077	MDU Resources Group Inc		88,104
1,819	National Fuel Gas Co		85,457
8,797	NextEra Energy Inc		605,322
5,969	NiSource Inc		147,733
6,775	Northeast Utilities		262,938
4,537	NRG Energy Inc (a)		78,762
4,951	NV Energy Inc		87,039
2,151	OGE Energy Corp		111,400
4,947	Pepco Holdings Inc		96,813
8,690	PG&E Corp		393,396
2,309	Pinnacle West Capital Corp		119,468
1,845	PNM Resources Inc		36,051
12,179	PPL Corp		338,698
6,342	Progress Energy Inc		381,598
10,640	Public Service Enterprise Group Inc		345,800
3,898	Questar Corp		81,312
2,463	SCANA Corp		117,830
5,217	Sempra Energy		359,347
18,523	Southern Co		857,615
4,710	TECO Energy Inc		85,063
2,526	UGI Corp		74,340
1,715	Vectren Corp		50,627
2,422	Westar Energy Inc		72,539
1,151	WGL Holdings Inc		45,752
4,789	Wisconsin Energy Corp		189,501
10,410	Xcel Energy Inc		295,748
			10,784,348

TOTAL COMMON STOCK — 99.12% (Cost $220,565,384)		$	286,401,294

Principal Amount

SECURITIES LENDING COLLATERAL
$ 798,920	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $798,920 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$	798,920

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 360,011	Undivided interest of 1.36% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $360,011 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$	360,011
998,650	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $998,650 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		998,650

TOTAL SECURITIES LENDING COLLATERAL — 0.75% (Cost $2,157,581)		$	2,157,581

SHORT TERM INVESTMENTS
190,000	U.S. Treasury Bills 0.08%, 09/20/2012(e)		189,966

TOTAL SHORT TERM INVESTMENTS — 0.06% (Cost $189,966)		$	189,966

TOTAL INVESTMENTS — 99.93% (Cost $222,912,931)		$	288,748,841

OTHER ASSETS & LIABILITIES, NET — 0.07%		$	201,679

TOTAL NET ASSETS — 100.00%		$	288,950,520

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $22,231 and $36,279, respectively, representing 0.01% of net assets.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P 500® Emini Long Futures	35	USD	$2,373,700	September 2012	$110,451

S&P Mid 400® Emini Long Futures	2	USD	$187,900	September 2012	$5,965

				Net Appreciation	$116,416

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Stock Index Portfolio

ASSETS:
Investments in securities, market value (including $2,050,407 of securities on loan)(a)	$288,748,841
Cash	2,038,619
Dividends receivable	364,334
Subscriptions receivable	150,255
Receivable for investments sold	236,123
Variation margin on futures contracts	68,326

Total Assets	291,606,498

LIABILITIES:
Payable to investment adviser	133,330
Payable upon return of securities loaned	2,157,581
Redemptions payable	94,873
Payable for investments purchased	270,194

Total Liabilities	2,655,978

NET ASSETS	$288,950,520

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,459,953
Paid-in capital in excess of par	230,182,901
Net unrealized appreciation on investments and futures contracts	65,952,326
Undistributed net investment income	341,436
Accumulated net realized loss on investments and futures contracts	(8,986,096)

TOTAL NET ASSETS	$288,950,520

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	14,599,531

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$19.79

(a) Cost of investments	$222,912,931

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Stock Index Portfolio

INVESTMENT INCOME:
Interest	$389
Income from securities lending	15,807
Dividends	3,056,568
Foreign withholding tax	(206)

Total Income	3,072,558

EXPENSES:
Management fees	864,814

Total Expenses	864,814

NET INVESTMENT INCOME	2,207,744

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,692,236
Net realized gain on futures contracts	38,235
Change in net unrealized appreciation on investments	20,876,516
Change in net unrealized appreciation on futures contracts	113,869

Net Realized and Unrealized Gain on Investments and Futures Contracts	22,720,856

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,928,600

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Stock Index Portfolio

OPERATIONS:
Net investment income	$2,207,744	$4,109,959
Net realized gain on investments	1,692,236	2,703,295
Net realized gain (loss) on futures contracts	38,235	(79,330)
Change in net unrealized appreciation (depreciation) on investments	20,876,516	(2,593,951)
Change in unrealized appreciation (depreciation) on futures contracts	113,869	(96,417)

Net Increase in Net Assets Resulting from Operations	24,928,600	4,043,556

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,866,308)	(4,021,107)
From net realized gains	–	(529,235)

Total Distributions	(1,866,308)	(4,550,342)

CAPITAL SHARE TRANSACTIONS:
Shares sold	14,645,544	33,967,122
Shares issued in reinvestment of distributions	1,866,308	4,550,342
Shares redeemed	(25,095,420)	(63,252,563)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,583,568)	(24,735,099)

Total Increase (Decrease) in Net Assets	14,478,724	(25,241,885)

NET ASSETS:
Beginning of period	274,471,796	299,713,681

End of period (a)	$288,950,520	$274,471,796

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	746,386	1,828,712
Shares issued in reinvestment of distributions	95,757	249,623
Shares redeemed	(1,268,490)	(3,389,432)

Net Decrease	(426,347)	(1,311,097)

(a) Including undistributed net investment income:	$341,436	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Stock Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$18.27		$18.35	$16.12	$12.93	$21.71	$22.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.27	0.25	0.24	0.31	0.31
Net realized and unrealized gain (loss)	1.50		(0.05)	2.23	3.19	(8.32)	0.84

Total Income (Loss) From Investment Operations	1.65		0.22	2.48	3.43	(8.01)	1.15

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.27)	(0.25)	(0.24)	(0.31)	(0.31)
From net realized gains	–		(0.03)	–	–	(0.46)	(1.62)

Total Distributions	(0.13)		(0.30)	(0.25)	(0.24)	(0.77)	(1.93)

NET ASSET VALUE, END OF PERIOD	$19.79		$18.27	$18.35	$16.12	$12.93	$21.71

TOTAL RETURN(a)	9.03%	(b)	1.21%	15.48%	26.76%	(37.26%)	5.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$288,951		$274,472	$299,714	$292,410	$255,348	$464,318
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.53%	(c)	1.43%	1.44%	1.76%	1.69%	1.33%
Portfolio turnover rate	2%	(b)	6%	5%	13%	7%	8%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$281,759,731	$—	$—	$281,759,731
Foreign Common Stock	4,641,563	—	—	4,641,563
Securities Lending Collateral	—	2,157,581	—	2,157,581
Short Term Investments	—	189,966	—	189,966
Derivative Investments:
Futures Contracts	116,416	—	—	116,416

Total Investments(a)	$286,517,710	$2,347,547	$0	$288,865,257

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,929,010 and $13,120,128, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $233,098,027. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $102,592,811 and gross depreciation of securities in which there was an excess of tax cost over value of $46,941,997 resulting in net appreciaton of $55,650,814.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Variation margin on futures contracts	$68,326

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized gain on futures contracts	$38,235	Change in net unrealized appreciation on futures contracts	$113,869

The number of futures contracts held at June 29, 2012 is representative of futures contracts activity during the period ended June 29, 2012.

6.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $2,050,407 and received collateral of $2,157,581 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.  LEGAL PROCEEDINGS

Two lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and the Adviser were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by the Fund, the Adviser, or the Portfolio, and the Fund, the Adviser, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value. The value of the proceeds received by the Portfolio in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Portfolio’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Portfolio was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Portfolio, and the Portfolio intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value. The value of the proceeds received by the Portfolio in connection with the leveraged buyout was approximately $398,688.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio’s Initial Class as compared against the index the Portfolio is designed to track for the one-, three-, five- and ten-year periods ended December 31, 2011. The Board noted that the Portfolio’s performance trailed its index for these periods. The Board determined that underperformance was a result of the Portfolio’s expenses and, therefore concluded that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was generally comparable to the annual expense ratios of similar funds. However, the Board further noted that the Portfolio’s expense ratio was higher than the median expense ratio for the applicable Morningstar fund category. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that the Sub-Adviser is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and, the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been sizgned below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012